ProShares Russell 2000 Income Accelerator ETF Investment Objectives and Goals - ProShares Russell 2000 Income Accelerator ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Russell 2000 Autocallable Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares Russell 2000 Autocallable Income ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 2000 Laddered Autocall Index (the “Index”).